Income tax expense - Summary of reconciliation between the Groups actual tax charge and statutory income tax rate (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income tax expense
Statutory income tax rate		25.00%
PRC
Income tax expense
Statutory income tax rate	25.00%
Preferential Tax Rate	15.00%